                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:


/s/ Faris F. Chesley   Chicago, Illinois   August 12, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        161
Form 13F Information Table Value Total:     321616
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

        FORM 13F INFORMATION TABLE
                30-Jun-09

                                                                                         Voting Authority
                      Title of            Value    Shares/ Sh/ Put/ Invstmt  Other   ------------------------
Name of Issuer         class     CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole    Shared   None
--------------        -------- --------- -------- -------- --- ---- ------- -------- --------- ------ -------
3M Company              COM    88579y101    1237     20590 SH         Sole              19194            1396
Abbott Labs             COM    002824100    1239     26338 SH         Sole              14513           11825
ABN AMRO Capital
   Funding Trust        PFD    00372Q201     239     20900 SH         Sole               7000           13900
Accenture, Ltd.         COM    G1150G111    2480     74110 SH         Sole              65585            8525
Adobe Systems Inc.      COM    00724F101    1720     60763 SH         Sole              57010            3703
Agilent Technologies
   Inc.                 COM    00846U101    1232     60676 SH         Sole              57426            3200
Air Products &
   Chemicals, Inc.      COM    009158106    1349     20890 SH         Sole              19645            1225
Alcoa, Inc.             COM    013817101     107     10315 SH         Sole                315           10000
Alcon Inc.              COM    h01301102     661      5690 SH         Sole               4750             940
American Growth Fund
   of Americ                   399874403     955   41856.5 SH         Sole                            41756.2
American New
   Perspective Fund            648018406     225  10879.79 SH         Sole            3668.36         7211.43
Amgen, Inc.             COM    031162100     245      4636 SH         Sole               4636
Amphenol Corporation    COM    032095101    2883     91105 SH         Sole              84005            7100
Apache Corp             COM    037411105    1303     18060 SH         Sole              15460            2600
Apple, Inc.             COM    037833100    3544     24880 SH         Sole              23380            1470
AT&T Inc. - (New)       COM    00206R102    6146    247430 SH         Sole              46956          200474
Autodesk, Inc.          COM    052769106     302     15897 SH         Sole              15897
Automatic Data
   Processing           COM    053015103     210      5930 SH         Sole               5630             300
Bank of America
   Corporation          COM    060505104    1072     81196 SH         Sole              81196
Barclay's Bank PLC
   Pfd 8.125%           PFD    06739h362     372     18000 SH         Sole               5000           13000
Barclays Bank PLC
   Pfd. 6.625%          PFD    06739f390     764     43410 SH         Sole              24910           18500
Barclays Bank PLC
   Pfd. 7.75%           PFD    06739H511     338     17200 SH         Sole              11300            5900
Becton Dickinson &
   Company              COM    075887109     570      8000 SH         Sole               5000            3000
Bed Bath & Beyond,
   Inc.                 COM    075896100     470     15300 SH         Sole              13875            1425
BP PLC ADR United
   Kingdom              COM    055622104    1468     30789 SH         Sole              24600            6189
Bristol Meyers Squibb
   Co                   COM    110122108     506     24900 SH         Sole              21810            3090
C.R. Bard, Inc.         COM    067383109    3172     42600 SH         Sole               1550           41050

Central Fund Canada
   Cl A                 ETF    153501101     186     15850 SH         Sole                              15850
Chevron Corp            COM    166764100    6212     93763 SH         Sole              35591           58172
Cisco Systems           COM    17275R102    3223    172793 SH         Sole             150318           22375
Citigroup Inc.          COM    172967101      54     18200 SH         Sole              18200
Coca-Cola Company       COM    191216100     824     17175 SH         Sole              11810            5365
Cognizant Technology
   Solutions            COM    192446102    3590    134440 SH         Sole             121220           13160
Colgate Palmolive
   Company              COM    194162103     711     10055 SH         Sole               6055            4000
ConocoPhillips          COM    20825c104    3517     83608 SH         Sole               4288           79320
Covance, Inc.           COM    222816100     559     11355 SH         Sole               7930            3425
Crane Co.               COM    224399105     452     20250 SH         Sole              20250
CurrencyShares
   Austrailian Dol      ETF    23129U101     541      6700 SH         Sole               6700
CurrencyShares
   Canadian Dollar      ETF    23129x105     215      2500 SH         Sole               2500
CurrencyShares
   Japanese Yen         ETF    23130A102     496      4800 SH         Sole               4800
Danaher Corp            COM    235851102    1218     19730 SH         Sole              15830            3900
Deere & Company         COM    244199105     216      5400 SH         Sole               3400            2000
Deutsche Bank Capital
   Funding              PFD    25153u204     300     16300 SH         Sole               5100           11200
Devon Energy
   Corporation          COM    25179m103     219      4025 SH         Sole                               4025
Dominion Resources      COM    25746U109     201      6020 SH         Sole               3600            2420
Duke Energy Corp        COM    26441C105     236     16152 SH         Sole              15652             500
E I DuPont De Nemours
   & Co                 COM    263534109     905     35334 SH         Sole              31334            4000
Ecolab Inc.             COM    278865100    9690    248538 SH         Sole             100704          147784
Emerson Electric        COM    291011104    1021     31505 SH         Sole              30805             700
Express Scripts Inc
   Cl A                 COM    302182100   13506    196453 SH         Sole              63754          132649
Exxon Mobil Corp        COM    30231g102   12499    178789 SH         Sole              66715          112074
FedEx Corp              COM    31428x106     624     11215 SH         Sole              10140            1055
Financial Select
   Sector SPDR F        ETF    81369Y605     215     18000 SH         Sole              18000
FPL Group Inc.          COM    302571104     551      9690 SH         Sole               7090            2600
Freeport McMoran
   Copper & Gold        COM    35671D857    2482     49530 SH         Sole               3385           46145
General Electric Co.    COM    369604103    2988    254960 SH         Sole             207220           47740
General Mills Inc.      COM    370334104    5130     91576 SH         Sole              23088           68488
Genesis Lease Limited
   ADR                  COM    37183T107      81     18900 SH         Sole              13900            5000
Genzyme Corp General    COM    372917104     670     12035 SH         Sole              10645            1390
Goldman Sachs Group,
   Inc.                 COM    38141G104    2489     16880 SH         Sole              16095             775
Google Inc.             COM    38259P508    8542     20262 SH         Sole               6857           13390
Grainger WW Inc         COM    384802104     278      3400 SH         Sole               2000            1400
Heinz H J Company       COM    423074103    1031     28875 SH         Sole              23135            5715
Hewlett-Packard
   Company              COM    428236103    5825    150711 SH         Sole              14554          136157

Home Depot Inc.         COM    437076102     373     15775 SH         Sole              15300             475
Honeywell
   International        COM    438516106    1720     54790 SH         Sole              48015            6725
HSBC Holdings PLC
   8.125%               PFD    404280703     766     32200 SH         Sole              25200            7000
HSBC Holdings PLC
   Series A 6.2         PFD    404280604     580     32100 SH         Sole               5100           27000
Illinois Tool Works,
   Inc.                 COM    452308109    1969     52720 SH         Sole              47882            4788
Ing Groep NV 6.375%
   Pfd.                 PFD    456837608     829     54100 SH         Sole              24750           29350
ING Groep NV 8.50%      PFD    456837806     237     12200 SH         Sole              11200            1000
Intel Corporation       COM    458140100     552     33338 SH         Sole              21738           11600
Interiors, Inc. Cl A    COM    458688108       1    879655 SH         Sole             879655
International
   Business Machine     COM    459200101    6061     58042 SH         Sole              11419           46623
Intuit Inc.             COM    461202103     249      8850 SH         Sole               8850
iPATH Dow Jones AIG
   Commodity            ETF    06738C778     805     21670 SH         Sole              20895             775
iShares Barclays 1-3
   Yr Credit            ETF    464288646     879      8525 SH         Sole               5925            2600
iShares Barclays
   Aggregate Bon        ETF    464287226    3091     30259 SH         Sole              26306            3853
iShares Barclays US
   Treasury I           ETF    464287176    1561     15360 SH         Sole              13060            2300
iShares Dow Jones US
   Oil Equip            ETF    464288844     213      6400 SH         Sole               5650             750
iShares iBoxx Inv
   Grade Corp B         ETF    464287242     811      8083 SH         Sole               6850            1233
iShares MSCI Canada
   Index Fund           ETF    464286509     297     13875 SH         Sole              12100            1775
iShares MSCI Emerging
   Mkt                  ETF    464287234    7892    244875 SH         Sole              48030          196845
iShares Nasdaq
   Biotech Index        ETF    464287556    2209     30360 SH         Sole              27645            2675
iShares Russell
   Midcap Index F       ETF    464287499     462      7049 SH         Sole               7049
iShares S&P Smallcap
   600 Index            ETF    464287804    2343     52724 SH         Sole              46889            5835
iShares Trust
   FTSE/Xinhua Chin     ETF    464287184     636     16575 SH         Sole              16575
iShares Trust MSCI
   EAFE Index           ETF    464287465    6361    138846 SH         Sole             122654           16192
iShares Trust S&P
   MidCap 400 I         ETF    464287507    3471     60060 SH         Sole              51589            8471
Jacobs Engineering      COM    469814107    2465     58570 SH         Sole              53995            4575
Johnson & Johnson       COM    478160104    9362    164827 SH         Sole              81235           83562
Johnson Controls,
   Inc.                 COM    478366107     303     13959 SH         Sole              13959
JPMorgan Chase & Co.    COM    46625h100    1614     47313 SH         Sole              44479            2784
Kimberly Clark
   Corporation          COM    494368103     341      6500 SH         Sole               6500
Kirkland's Inc.         COM    497498105     132     11000 SH         Sole              11000
Kraft Foods Inc         COM    50075n104    1216     47978 SH         Sole              38727            9201
L-3 Communications
   Holdings, I          COM    502424104    1156     16665 SH         Sole              15865             800
Laboratory Corp         COM    50540R409    4928     72690 SH         Sole               2767           69923
LeCroy Corporation      COM    52324W109      38     10000 SH         Sole                              10000
Lowes Companies Inc.    COM    548661107     780     40200 SH         Sole              36200            4000
McDonalds Corporation   COM    580135101    1573     27359 SH         Sole              22586            4773

Medco Health
   Solutions, Inc.      COM    58405u102     326      7141 SH         Sole               4985            2156
Medtronic Inc.          COM    585055106     830     23795 SH         Sole              19745            4000
Merck & Co., Inc.       COM    589331107     435     15567 SH         Sole              15567
Metropolitan Life
   Insurance Co         COM    59156r108    1108     36930 SH         Sole              32805            4125
Microsoft Corporation   COM    594918104    3563    149884 SH         Sole              44063          105821
Midcap SPDR Trust
   Series 1             ETF    595635103     436      4140 SH         Sole               4140
Monsanto Company        COM    61166w101    4959     66704 SH         Sole              25586           41068
National Fuel Gas Co    COM    636180101     451     12500 SH         Sole                              12500
NIKE Inc.               COM    654106103     219      4230 SH         Sole               4230
Northern Trust
   Company              COM    665859104    6121    114020 SH         Sole              37162           76858
Novartis AG ADR         COM    66987v109     781     19155 SH         Sole              16780            2375
O.T. Mining
   Corporation          COM    671061109       9     30000 SH         Sole                              30000
Omnicom Group           COM    681919106    1689     53480 SH         Sole              48750            4730
Oracle Corp             COM    68389X105    2441    113950 SH         Sole              84175           29775
Paychex Inc.            COM    704326107     359     14250 SH         Sole               1050           13200
Pepsico Inc.            COM    713448108    8981    163403 SH         Sole              57763          105640
Pfizer, Inc             COM    717081103    2253    150213 SH         Sole             122934           27279
Pharmaceutical
   Product Develop      COM    717124101     716     30850 SH         Sole              26100            4750
Philip Morris
   International, I     COM    718172109    5268    120768 SH         Sole               9856          110812
Plains All Amer
   Pipeline L.P.               726503105     426     10000 SH         Sole              10000
Praxair Inc.            COM    74005P104    1819     25595 SH         Sole              23845            1750
PrivateBancorp, Inc.    COM    742962103     770     34643 SH         Sole              15843           18800
Procter & Gamble
   Company              COM    742718109   11309    221317 SH         Sole             111956          109326
ProShares UltraShort
   20+ Year             ETF    74347R297     524     10300 SH         Sole               1000            9300
Qualcomm Inc.           COM    747525103   12604    278847 SH         Sole             103980          174727
Quest Diagnostics,
   Inc.                 COM    74834l100     541      9590 SH         Sole                390            9200
Ralcorp Holdings Inc.   COM    751028101    1260     20687 SH         Sole              19287            1350
Raytheon Co             COM    755111507     280      6302 SH         Sole               6302
Regeneron
   Pharmaceuticals,
   Inc                  COM    75886f107     324     18100 SH         Sole                              18100
Royal Bk Scotland
   Group Plc 6.         PFD    780097796     192     17150 SH         Sole              13900            3250
Royal Bk Scotland
   Group PLC 7.         PFD    780097713     216     16800 SH         Sole              11000            5800
Royal Dutch Shell PLC
   ADR CL A             COM    780259206     899     17921 SH         Sole              12881            5040
Schlumberger Ltd        COM    806857108    2010     37150 SH         Sole              33665            3485
Sinofert Holdings
   Ltd.(Hong Ko         COM    B0CJMD1        26     52000 SH         Sole                              52000
SPDR Gold Trust         ETF    78463V107    6053     66385 SH         Sole              10110           56275
SPDR Trust, Series 1    ETF    78462f103    2462     26778 SH         Sole              20590            6188
St. Jude Medical        COM    790849103    1457     35460 SH         Sole              29635            5825

Starbucks Corp          COM    855244109    1318     94916 SH         Sole              93186            1660
Stericycle Inc.         COM    858912108    2897     56210 SH         Sole              52600            3550
Stryker Corporation     COM    863667101    1132     28480 SH         Sole              21305            7175
Sysco Corp              COM    871829107    1971     87670 SH         Sole              57353           30317
Target Corporation      COM    87612e106    1687     42740 SH         Sole              37610            5130
Teva Pharmaceutical
   Industries           COM    881624209    2008     40700 SH         Sole              31525            9175
Texas Instruments
   Inc.                 COM    882508104     770     36150 SH         Sole              30275            5875
Thermo Fisher
   Scientific, Inc.     COM    883556102    3079     75520 SH         Sole              62945           12575
Transocean Ltd.         COM    040674667     204      2751 SH         Sole               2451             300
Union Pacific Corp      COM    907818108     288      5525 SH         Sole               5525
United Technologies
   Corp                 COM    913017109     468      9000 SH         Sole               5100            3900
Vanguard FTSE
   All-World Ex-US      ETF    922042775    4533    126240 SH         Sole             109150           17090
Vanguard Total Bond
   Market Fun           ETF    921937835    2561     32965 SH         Sole              12890           20075
Vanguard Total Stock
   Market VI            ETF    922908769     622     13439 SH         Sole              13439
Vectren Corporation     COM    92240g101     479     20428 SH         Sole              20428
Verizon
   Communications       COM    92343V104    5385    175241 SH         Sole              17893          157348
Videorec
   Technologies-
   Private              COM    926990656       0     18438 SH         Sole                              18438
Wal Mart Stores, Inc.   COM    931142103     337      6950 SH         Sole               6650             300
Walgreen Co             COM    931422109    9373    318823 SH         Sole             124801          193882
Walt Disney
   Productions          COM    254687106     305     13072 SH         Sole               3672            9400
Wells Fargo Company     COM    949746101    2449    100940 SH         Sole              91690            9250
Wells Fargo IX-5.625%   PFD    94979P203     357     18600 SH         Sole              12600            6000
Wyeth                   COM    983024100     697     15361 SH         Sole              15361



REPORT SUMMARY 161   DATA RECORDS 321616   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED